Segmental analysis - Constant currency profit before tax and balance sheet data (Details) $ in Millions		9 Months Ended		12 Months Ended
		Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) global_function	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Operating Segments [Abstract]
Number of global businesses | global_function				3
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge	[1]			$ 65,854		$ 66,058		$ 50,620
Interest income/(expense)				32,733		35,796		30,377
Change in expected credit losses and other credit impairment charges				(3,414)		(3,447)		(3,584)
Net operating income				62,440		62,611		47,036
Total operating expenses				(33,043)		(32,070)		(32,701)
Operating profit				29,397		30,541		14,335
Share of profit in associates and joint ventures less impairment				2,912		2,807		2,723
Profit before tax				32,309		30,348		17,058
Loans and advances to customers (net)				930,658		938,535		923,561
Interests in associates and joint ventures				28,909		27,344		29,254
Total external assets				3,017,048		3,038,677		2,949,286
Customer accounts				1,654,955		1,611,647		1,570,303
Insurance finance expense				(5,978)		(7,809)		13,799
Bank of Communications Co., Limited
Disclosure of operating segments [line items]
Interest income/(expense)					$ 23,180		$ 23,432
Change in expected credit losses and other credit impairment charges					(7,410)		(8,099)
Share of profit in associates and joint ventures less impairment				2,241		2,250
Loans and advances to customers (net)		$ 1,128,603	$ 1,087,613		1,128,603		1,087,613
Total external assets		1,999,680	1,948,041		1,999,680		1,948,041
Customer accounts		1,195,590	1,216,611		$ 1,195,590		$ 1,216,611
Impairment loss recognised in profit or loss		$ 2,917	$ 3,000	0		3,000
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				65,854		64,912		49,587
Interest income/(expense)				32,733		34,152		29,440
Operating segments excluding intersegment elimination | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				20,460		18,669		18,176
Interest income/(expense)				20,352		19,902		15,887
Operating segments excluding intersegment elimination | Commercial Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				21,565		23,686		16,834
Interest income/(expense)				17,261		16,289		11,584
Operating segments excluding intersegment elimination | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				30,698		27,618		18,704
Interest income/(expense)				7,488		6,860		4,602
Operating segments excluding intersegment elimination | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				(6,869)		(5,061)		(4,127)
Interest income/(expense)				(12,368)		(8,899)		(2,633)
Inter-segment
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				0		0		0
Inter-segment | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				8,214		8,179		2,596
Inter-segment | Commercial Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				15		(1,290)		(627)
Inter-segment | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				(13,169)		(11,847)		(4,162)
Inter-segment | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				4,940		4,958		2,193
Constant currency
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				65,854		64,912		49,587
Change in expected credit losses and other credit impairment charges				(3,414)		(3,259)		(3,615)
Net operating income				62,440		61,653		45,972
Total operating expenses				(33,043)		(31,494)		(32,229)
Operating profit				29,397		30,159		13,743
Share of profit in associates and joint ventures less impairment				2,912		(256)		2,559
Profit before tax				$ 32,309		$ 29,903		$ 16,302
Share of HSBC’s constant currency profit before tax				100.00%		100.00%		100.00%
Constant currency cost efficiency ratio				0.502		0.485		0.650
Loans and advances to customers (net)				$ 930,658		$ 917,089		$ 921,299
Interests in associates and joint ventures				28,909		26,895		28,296
Total external assets				3,017,048		2,972,547		2,943,503
Customer accounts				1,654,955		1,579,613		1,568,550
Constant currency | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				28,674		26,848		20,772
Change in expected credit losses and other credit impairment charges				(1,335)		(935)		(1,160)
Net operating income				27,339		25,913		19,612
Total operating expenses				(15,204)		(14,352)		(14,141)
Operating profit				12,135		11,561		5,471
Share of profit in associates and joint ventures less impairment				47		64		29
Profit before tax				$ 12,182		$ 11,625		$ 5,500
Share of HSBC’s constant currency profit before tax				37.70%		38.90%		33.70%
Constant currency cost efficiency ratio				0.530		0.535		0.681
Loans and advances to customers (net)				$ 447,085		$ 444,856		$ 425,072
Interests in associates and joint ventures				558		539		503
Total external assets				890,080		915,062		873,688
Customer accounts				823,267		792,710		781,881
Constant currency | Commercial Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				21,580		22,396		16,207
Change in expected credit losses and other credit impairment charges				(1,815)		(2,006)		(1,868)
Net operating income				19,765		20,390		14,339
Total operating expenses				(7,906)		(7,234)		(6,810)
Operating profit				11,859		13,156		7,529
Share of profit in associates and joint ventures less impairment				1		(1)		1
Profit before tax				$ 11,860		$ 13,155		$ 7,530
Share of HSBC’s constant currency profit before tax				36.70%		44.00%		46.20%
Constant currency cost efficiency ratio				0.366		0.323		0.420
Loans and advances to customers (net)				$ 306,926		$ 301,103		$ 309,224
Interests in associates and joint ventures				25		23		27
Total external assets				603,841		613,124		602,624
Customer accounts				490,475		465,095		462,806
Constant currency | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				17,529		15,771		14,542
Change in expected credit losses and other credit impairment charges				(235)		(317)		(578)
Net operating income				17,294		15,454		13,964
Total operating expenses				(10,231)		(9,872)		(9,403)
Operating profit				7,063		5,582		4,561
Share of profit in associates and joint ventures less impairment				0		0		(2)
Profit before tax				$ 7,063		$ 5,582		$ 4,559
Share of HSBC’s constant currency profit before tax				21.90%		18.70%		28.00%
Constant currency cost efficiency ratio				0.584		0.626		0.647
Loans and advances to customers (net)				$ 169,516		$ 170,868		$ 186,653
Interests in associates and joint ventures				108		107		90
Total external assets				1,388,845		1,298,065		1,305,319
Customer accounts				340,898		321,226		323,420
Constant currency | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				(1,929)		(103)		(1,934)
Change in expected credit losses and other credit impairment charges				(29)		(1)		(9)
Net operating income				(1,958)		(104)		(1,943)
Total operating expenses				298		(36)		(1,875)
Operating profit				(1,660)		(140)		(3,818)
Share of profit in associates and joint ventures less impairment				2,864		(319)		2,531
Profit before tax				$ 1,204		$ (459)		$ (1,287)
Share of HSBC’s constant currency profit before tax				3.70%		(1.60%)		(7.90%)
Constant currency cost efficiency ratio				0.154		(0.350)		(0.969)
Loans and advances to customers (net)				$ 7,131		$ 262		$ 350
Interests in associates and joint ventures				28,218		26,226		27,676
Total external assets				134,282		146,296		161,872
Customer accounts				315		582		443
Insurance finance expense				$ 11,400		$ 8,700		$ 2,500

[1]	Net operating income before change in expected credit losses and other credit impairment charges also referred to as revenue.